Moderna Collaboration and License Agreement - Narrative (Details) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 28, 2025 item	Jun. 30, 2024 USD ($)	Jan. 31, 2022 USD ($) product item	Mar. 31, 2025 USD ($) item	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Moderna Collaboration and License Agreement
Collaboration revenues				$ 3,700	$ 3,400	$ 19,600	$ 14,900
Collaboration revenues				3,729	$ 3,397	19,632	$ 14,919
Option Right Collaboration Revenues
Moderna Collaboration and License Agreement
Collaboration revenues						3,800
Collaboration and License Agreement | Research and Development Services
Moderna Collaboration and License Agreement
Noncurrent portion of deferred revenue				41,300		41,300
Moderna License Agreement | Research and Development Services
Moderna Collaboration and License Agreement
Collaboration revenues				42,400
Collaboration revenues						38,700
Moderna License Agreement | Option Right Collaboration Revenues
Moderna Collaboration and License Agreement
Collaboration revenues				3,800
Moderna | Collaboration and License Agreement
Moderna Collaboration and License Agreement
Maximum of research targets | item			12
Number of oncology research targets | item	12
Number of oncology research targets, nominated | item	10
Number of research targets, replacement nominations | item	4
Number of oncology research targets, ceased development | item	2
Number of nominated autoimmune target | item	2
Moderna | Collaboration and License Agreement | Research and Development Services
Moderna Collaboration and License Agreement
Upfront non-refundable payment received			$ 45,000	$ 45,000		$ 45,000
Number of potential products to develop and commercialize | product			12
Number of performance obligations | item				2
Moderna | Collaboration and License Agreement | Research and Development Services | Minimum
Moderna Collaboration and License Agreement
Amount receivable per product			$ 247,000
Moderna | Collaboration and License Agreement | Research and Development Services | Maximum
Moderna Collaboration and License Agreement
Amount receivable per product			$ 253,000
Moderna | Moderna License Agreement
Moderna Collaboration and License Agreement
Collaboration revenues		$ 2,000